Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Retained Earnings [Member]	Total
Balances (in shares) at Oct. 31, 2020	7,537,087
Balances at Oct. 31, 2020	$ 14,002,130	$ 1,257,788	$ 15,259,918
Share-based compensation, net (in shares)	360,390
Share-based compensation, net	$ 335,519	0	335,519
Net income (loss)	$ 0	6,610,516	6,610,516
Balances (in shares) at Oct. 31, 2021	7,897,477
Balances at Oct. 31, 2021	$ 14,337,649	7,868,304	22,205,953
Share-based compensation, net (in shares)	(4,283)
Share-based compensation, net	$ 300,856	0	300,856
Net income (loss)	$ 0	(347,091)	(347,091)
Balances (in shares) at Oct. 31, 2022	7,893,194
Balances at Oct. 31, 2022	$ 14,638,505	7,521,213	22,159,718
Share-based compensation, net (in shares)	487
Share-based compensation, net	$ 495,628	0	495,628
Net income (loss)	$ 0	2,066,498	2,066,498
Balances (in shares) at Oct. 31, 2023	7,893,681
Balances at Oct. 31, 2023	$ 15,134,133	$ 9,587,711	$ 24,721,844